Stockholders' Equity (Deficit) (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Preferred stock, shares authorized	50,000,000	50,000,000				50,000,000	50,000,000	50,000,000
Preferred stock, par value	$ 0.001	$ 0.001				$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	46,612	46,612				46,612
Preferred stock, shares outstanding	46,612	46,612				46,612
Warrant term	4 years 9 months 14 days	4 years 9 months 14 days				4 years 9 months 14 days
Proceeds from offering	$ 93,300					$ 1,405,300
Warrants granted
Derivative liability	1,158,801	$ 1,158,801				1,158,801
Additional paid in capital	30,021,081	30,021,081				30,021,081	$ 28,929,516	$ 23,758,917
Fair value of warrant						6
Number of shares issued during period							59,215,648
Number of shares issued during period, value				$ 325,000	$ 325,000		$ 825,000
Stock issued to an employee for compensation, values		376,282	$ 418,954	$ 1,515,915			3,098,643	6,787,600
Number of common stock repurchased			272				102
Increase in additional paid-in capital							101,387		$ 525,000
Common stock	$ 2,929,481	$ 2,929,481				$ 2,929,481	$ 3,214,490	$ 2,640,161
Common stock issued	2,929,481,329	2,929,481,329				2,929,481,329	3,214,490,408	2,640,161,318
Common stock outstanding	2,929,481,329	2,929,481,329				2,929,481,329	3,214,490,408	2,640,161,318
Joint Venture Agreement [Member]
Additional paid in capital	$ 3,180,000	$ 3,180,000				$ 3,180,000
Number of common stock cancelled, shares						200,000,000
Common stock	200,000	200,000				$ 200,000
Offset reduction in prepaid asset	$ 2,428,044	$ 2,428,044				2,428,044
Reversal expenses						951,956
Accrued Payroll [Member]
Increase in additional paid-in capital						$ 373,832
Preferred Stock [Member]
Preferred stock, par value	$ 47	$ 47				$ 47
Additional paid in capital	$ 1,158,754	$ 1,158,754				$ 1,158,754
Additional paid in capital decreased	20,994	20,994				20,994
Dividend liability	$ 37,775	37,775				37,775
Number of shares issued during period
Number of shares issued during period, value
Stock issued to an employee for compensation, values
Number of common stock repurchased, shares
Number of common stock repurchased
Preferred Stock and Warrants [Member]
Payments to offering costs						$ 21,000
Common Stock [Member]
Number of shares issued during period						21,000,000
Number of shares issued during period, value						$ 399,000
Stock issued to an employee for compensation, values						128,497
Remaining common stock issued to employees compensation						270,503
Shares vested						666,738
Increase in additional paid-in capital						$ 2,000,000
Unit Offering [Member]
Sale of stock						2,000,000
Share price	$ 25	$ 25				$ 25
Description of offering						(i) one share of our newly authorized Series B Preferred Stock and (ii) five warrants each exercisable to purchase one share of common stock at an exercise price of $0.10 per warrant share.
Warrant term	5 years	5 years				5 years
Unit Offering [Member] | Warrant [Member]
Warrants granted						233,060
Third Party [Member] | Common Stock [Member]
Number of common stock repurchased, shares						9,079
Number of common stock repurchased						$ 272
Former Members [Member] | Common Stock [Member]
Number of common stock repurchased, shares						106,000,000
Founders [Member] | Common Stock [Member]
Accounts Payable	$ 120,000	$ 120,000				$ 120,000
Series B Preferred Stock [Member]
Preferred stock, par value							$ 25
Series B Preferred Stock [Member] | Board of Directors [member]
Preferred stock, par value							$ 3.25
Preferred stock designated							2,000,000
Conversion of stock							500
Cumulative dividends annual rate percentage							13.00%
Series B Preferred Stock [Member]
Sale of stock						46,612
Proceeds from offering						$ 1,165,300
Warrants granted						233,060
Gross proceeds from warrants						$ 6,499
Cumulative cash dividends						52,342
Payments to preferred stock dividend						$ 14,567
Maximum [Member]
Preferred stock, shares authorized	50,000,000	50,000,000				50,000,000